Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, allowance for credit loss	$ 302	$ 0
Other receivable, allowance for credit loss	$ 141	$ 0
Ordinary shares, par value (in dollars per share)		$ 0.000004
Ordinary shares authorized (in shares)		12,417,500,000
Ordinary shares issued (in shares)		127,860,639
Ordinary shares outstanding (in shares)		127,860,639